PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 4,894	$ 5,393
Gross income from lease	$ 2,211	$ 2,649